LONG-TERM INVESTMENTS (Summary Of Financial Information Of The Equity Method Investments) (Details) - Equity method investments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity method investments [Line Items]
Total current assets	$ 10,070,446	$ 7,176,015
Total assets	10,151,227	7,250,680
Total current liabilities	7,825,929	5,200,536
Total liabilities	7,997,108	5,340,139
Noncontrolling interests	0	443,885
Net revenues	673,420	406,686	$ 199,069
Gross profits	579,076	351,782	167,512
(Loss) income from continuing operations	30,669	(25,455)	(58,658)
Net (loss) income	$ 30,669	$ (25,455)	$ (58,658)